Related Party Transactions - Narrative (Details) - Entities with significant influence - USD ($) $ in Thousands		9 Months Ended
	Oct. 18, 2023	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
Annual fee to be paid for Service Agreement		$ 235
Expense from cash-settled share-based payment transactions	$ 9,200